Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss
Derivative financial assets	$ 137,926	$ 68,256	$ 60,004
Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income Unlisted shares		132,160	$ 187,244
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	267,000	262,350
Fair Value Measured on Recurring Basis
Financial assets at fair value through profit or loss
Derivative financial assets	137,926	68,256
Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income Unlisted shares		132,160
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	267,000	262,350
Fair Value Measured on Recurring Basis | Level 3
Financial assets at fair value through profit or loss
Derivative financial assets	137,926	68,256
Financial assets at fair value through other comprehensive income
Investments in equity instruments at fair value through other comprehensive income Unlisted shares		132,160
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$ 267,000	$ 262,350